Document and Entity Information	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Ex Transition Period	false
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	COMMONWEALTH CREDIT PARTNERS BDC I, INC.
Entity Incorporation State Country Code	DE
Entity Central Index Key	0001841514
Entity File Number	000-56279
Entity Tax Identification Number	86-3335466
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite #1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	727-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true